Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Current Assets

TransUnion Holding

Other current assets consisted of the following:

(in millions)	TransUnion Holding March 31, 2013	TransUnion Holding December 31, 2012
Deferred income tax assets	$34.0	$36.3
Prepaid expenses	29.5	33.8
Income taxes receivable	4.4	4.7
Deferred financing fees	6.0	5.7
Other	1.9	2.2

Total other current assets	$75.8	$82.7

TransUnion Corp

Other current assets consisted of the following:

(in millions)	TransUnion Corp Successor March 31, 2013	TransUnion Corp Successor December 31, 2012
Prepaid expenses	$29.5	$33.8
Deferred financing fees	0.2	—
Deferred income tax assets	10.5	18.9
Income taxes receivable	3.0	3.8
Receivable from TransUnion Holding	31.8	0.3
Other	1.5	1.9

Total other current assets	$76.5	$58.7

Other current assets of TransUnion Holding consisted of the following:

(in millions)	TransUnion Holding December 31, 2012
Deferred income tax assets	$36.3
Prepaid expenses	33.8
Income taxes receivable	4.7
Deferred financing fees	5.7
Other	2.2

Total other current assets	$82.7

Other current assets of TransUnion Corp. consisted of the following:

(in millions)	TransUnion Corp. Successor December 31, 2012	TransUnion Corp. Predecessor December 31, 2011
Prepaid expenses	$33.8	$37.1
Deferred financing fees	—	3.8
Deferred income tax assets	18.9	8.7
Income taxes receivable	3.8	1.9
Other	2.2	3.9

Total other current assets	$58.7	$55.4